GENERAL - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 08, 2022	Jul. 29, 2024	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2025	Dec. 31, 2021
General
Cash				$ 14,433	$ 13,979	$ 11,934		$ 3,854
Equity				(102,292)	(58,786)	(31,622)		$ (37,386)
Loss from operations				(17,700)
Net loss				(45,665)	(29,715)	$ (397,789)
Working capital				(32,000)
Accumulated deficit				(556,988)	$ (511,323)
Net debt				68,000
Total consideration			$ 40,000
Advanced payments of future products			$ 20,000
Gross increase in cash	$ 20,000
Cash expenses in cash related transactions	$ 18,700
Amount of ordinary shares issue and sell under business combination agreement				77,250
Aggregate gross proceeds of amount of ordinary shares issue and sell under business combination agreement				$ 75,000
Merger Agreement
General
Cash							$ 2,100
Equity							$ 192,000
Sales Agreement
General
Aggregate offering price		$ 7,145
Sales agent commission		3.00%